Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Summary of Cash and Cash Equivalents, Excluding Cash on Hand are Deposited in Financial Institutions at Locations	The Group’s cash and cash equivalents, excluding cash on hand, are deposited in financial institutions at below locations:

	As of December 31,
	2024	2025
	US$	US$
Financial institutions in the mainland of the PRC
—Denominated in RMB	11,977,938	1,827,969
—Denominated in USD	1,117,452	7,400
—Denominated in EUR	1,776,869	1,574,250
Total cash and cash equivalents balances held at mainland PRC financial institutions	14,872,259	3,409,619
Financial institution in Germany
—Denominated in EUR	2,882,073	1,833,658
Total cash balances held at a Germany financial institution	2,882,073	1,833,658
Financial institutions in the USA
—Denominated in USD	9,018,804	6,141,320
Total cash balances held at a USA financial institution	9,018,804	6,141,320
Total cash and cash equivalents balances held at financial institutions	26,773,136	11,384,597

Reconciliation of Cash and Cash Equivalents and Restricted Cash Reported Within Consolidated Balance sheets

The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amounts shown in the consolidated statements of cash flows.

	As of December 31,
	2024	2025
	US$	US$
Cash and cash equivalents	26,773,902	11,385,381
Restricted cash	—	2,522,898
Total cash, cash equivalents and restricted cash	26,773,902	13,908,279

Summary of Property and Equipment Estimated Useful Lives

The estimated useful lives are as follows:

Machinery and equipment	5 years
EV Chargers	5 years
Office and electronic equipment	3 ~ 5 years
Software	10 years
Leasehold improvements	shorter of 5 years or lease term
Vehicle	5 years

Summary of Changes in Contract Liabilities

Changes in the Group’s contract liabilities are presented as follows for the years ended December 31, 2024 and 2025:

Contract liabilities as of January 1, 2024	1,332,132
Cash received in advance, excluding VAT	13,769,113
Revenue recognized from opening balance of contract liabilities	(1,021,831)
Revenue recognized from contract liabilities arising during 2024	(10,791,785)
Foreign currency translation	(58,198)
Contract liabilities as of December 31, 2024	3,229,431
Cash received in advance, excluding VAT	8,031,503
Revenue recognized from opening balance of contract liabilities	(2,043,549)
Revenue recognized from contract liabilities arising during 2025	(5,276,614)
Foreign currency translation	133,734
Contract liabilities as of December 31, 2025	4,074,505

Summary of Concentration of Customers and Suppliers

Customers from whom individually represent greater than 10% of total revenues of the Group for the years ended December 31, 2023, 2024 and 2025 are as follows.

	For the Years Ended December 31,
	2023		2024		2025
	US$	%	US$	%	US$	%
Customer A	*	*	*	*	2,819,842	11%
Customer B	*	*	9,622,477	23%	*	*
Customer C	16,325,786	42%	6,397,733	15%	*	*
Customer D	*	*	5,482,894	13%	*	*
Customer E	4,627,547	12%	*	*	*	*

Suppliers from whom individually represent greater than 10% of total purchases of the Group for the years ended December 31, 2023, 2024 and 2025 are as follows:

	For the Years Ended December 31,
	2023		2024		2025
	US$	%	US$	%	US$	%
Supplier A	5,780,414	23%	4,918,960	26%	1,372,932	12%
Supplier B	*	*	*	*	1,334,219	12%
Supplier C	7,050,112	28%	1,839,392	10%	1,283,536	11%
Supplier D	2,434,481	10%	2,377,647	12%	1,239,046	11%

Customers accounting for 10% or more of accounts receivable, net are as follows:

	As of December 31,
	2024		2025
	US$	%	US$	%
Customer F	1,713,707	15%	1,224,249	17%
Customer B	1,569,321	14%	*	*
Customer G	1,498,250	13%	*	*
Customer H	1,399,828	12%	*	*
Customer C	1,338,451	12%	*	*

Customers accounting for 10% or more of contract liabilities are as follows:

	As of December 31,
	2024		2025
	US$	%	US$	%
Customer I	*	*	660,000	16%
Customer G	320,308	10%	*	*

Suppliers accounting for 10% or more of accounts payable are as follows:

	As of December 31,
	2024		2025
	US$	%	US$	%
Supplier D	1,425,008	19%	1,612,153	24%
Supplier A	2,747,890	36%	1,119,645	17%
Supplier B	*	*	687,776	10%

Suppliers accounting for 10% or more of prepayments are as follows:

	As of December 31,
	2024		2025
	US$	%	US$	%
Supplier E	3,463,506	66%	1,789,478	56%
Supplier C	605,744	12%	625,654	20%
Supplier F	1,000,000	19%	*	*

* The amount was less than 10% of total sales, total purchases or total balance.